ORGANIZATION (Details)	Jan. 31, 2015 oz	May. 06, 2014 $ / oz shares oz
Disclosure Text Block [Abstract]
Gold	51,379	1,000
Common Stock, Shares, Issued | shares		100,000
Gold, Value | $ / oz		1,306.25